Reconciliation for Changes in Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2025
Reconciliation for Changes in Liabilities Arising from Financing Activities [Abstract]
Schedule of Change in Group Liability

The table below details changes in the group’s liabilities arising from financing activities, including both cash and non-cash changes.

			Non cash changes
	January 1, 2025	Financing cashflows	Interest charged	New leases	Fair value adjustment	Effect of changes in foreign exchange rates	December 31, 2025
Debts	5,088,014	(541,874)	282,337	-	-	(18,043)	4,810,434
Operating lease liabilities	83,067	(61,365)	1,496	34,674	-	4,960	62,832
Finance lease liabilities	177,095	(64,232)	12,319	103,263	-	10,714	239,159

			Non cash changes
	January 1, 2024	Financing cashflows	Interest charged	New leases	Fair value adjustment	Effect of changes in foreign exchange rates	December 31, 2024
Debts	3,972,648	1,003,296	193,418	-	-	81,348	5,088,014
Convertible note – host debt	-	964,922	17,500	-	(42,345)	-	940,077
Other financial liabilities	-	35,078	-	-	138,473	-	173,551
Operating lease liabilities	81,297	(55,135)	1,901	57,528	-	(2,524)	83,067
Finance lease liabilities	68,606	(25,446)	5,811	130,324	-	(2,200)	177,095